UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        September 30, 2006
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Endicott Management Company
           --------------------------------------------------
Address:   623 Fifth Avenue
           --------------------------------------------------
           Suite 3104
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:  28-10720
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wayne K. Goldstein
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 808-3767
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Wayne K. Goldstein          New York, New York          11/06/2006
       -------------------------    ---------------------------   -----------

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                        Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                                                              0
                                                                    -----------

Form 13F Information Table Entry Total:
                                                                             26
                                                                    -----------

Form 13F Information Table Value Total:
                                                                       $183,294
                                                                    -----------
                                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                                  Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- --------  ------------------------
                                                           VALUE     SHRS  OR  SH/ PUT/ INVESTMENT OTHER     VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS    SOLE      SHARED     NONE
------------------------------- -------------- ------- -------- --------  --- ---- ---------- -------- --------   -------- --------
AMERIPRISE FINL INC             COM            03076C106    11,732    250,150   SH     SOLE            250,150
-----------------------------------------------------------------------------------------------------------------------------------
BANCORP INC DEL                 COM            05969A105     4,482    175,850   SH     SOLE            175,850
-----------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA                 COM            060505104     4,872     90,948   SH     SOLE             90,948
-----------------------------------------------------------------------------------------------------------------------------------
CENTURY BANCORP INC-CL A        CL A NON VTG   156432106     7,719    298,300   SH     SOLE            298,300
-----------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                   COM            172967101     4,177     84,100   SH     SOLE             84,100
-----------------------------------------------------------------------------------------------------------------------------------
COMMUNITY BANCHSARES INC DEL    COM            20343H106     1,221    122,100   SH     SOLE            122,100
-----------------------------------------------------------------------------------------------------------------------------------
COMMUNITY CAPITAL BANCSHARES    COM            203634100     2,623    214,100   SH     SOLE            214,100
-----------------------------------------------------------------------------------------------------------------------------------
CONSECO INC                     COM NEW        208464883     6,876    327,600   SH     SOLE            327,600
-----------------------------------------------------------------------------------------------------------------------------------
FIRST MUTUAL BANCSHARES INC     COM            32190E102    12,042    441,896   SH     SOLE            441,896
-----------------------------------------------------------------------------------------------------------------------------------
HERITAGE OAKS BANCORP           COM            42724R107     1,553     95,250   SH     SOLE             95,250
-----------------------------------------------------------------------------------------------------------------------------------
HUDSON CITY BANCORP             COM            443683107     7,998    603,600   SH     SOLE            603,600
-----------------------------------------------------------------------------------------------------------------------------------
JP MORGAN & CHASE & CO          COM            46625H100     2,123     45,200   SH     SOLE             45,200
-----------------------------------------------------------------------------------------------------------------------------------
MERRIL LYNCH & CO INC           COM            590188108     8,804    112,550   SH     SOLE            112,550
-----------------------------------------------------------------------------------------------------------------------------------
NORTH FORK BANCORPORATION NY    COM            659424105    11,076    386,700   SH     SOLE            386,700
-----------------------------------------------------------------------------------------------------------------------------------
PNC FINL SVCS GROUP INC         COM            693475105    10,938    151,000   SH     SOLE            151,000
-----------------------------------------------------------------------------------------------------------------------------------
PROVIDENT FINL HLDGS INC        COM            743868101     2,956     98,088   SH     SOLE             98,088
-----------------------------------------------------------------------------------------------------------------------------------
RESOURCE AMERICA INC            CL A           761195205     5,797    278,696   SH     SOLE            278,696
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY UNDERWRITERS ALLIA    COM            84751T309     8,887  1,070,700   SH     SOLE          1,070,700
-----------------------------------------------------------------------------------------------------------------------------------
TIB FINL CORP                   COM            872449103     5,802    181,700   SH     SOLE            181,700
-----------------------------------------------------------------------------------------------------------------------------------
US BANCORP DEL                  COM NEW        902973304    10,757    323,800   SH     SOLE            323,800
-----------------------------------------------------------------------------------------------------------------------------------
UMB FINL CORP                   COM            902788108     6,786    185,550   SH     SOLE            185,550
-----------------------------------------------------------------------------------------------------------------------------------
UNIONBANCAL CORP                COM            908906100     9,869    162,050   SH     SOLE            162,050
-----------------------------------------------------------------------------------------------------------------------------------
UNITED AMER INDEMNITY LTD       COM            90933T109    11,998    533,950   SH     SOLE            533,950
-----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA CORP 2ND CORP          COM            929903102    10,485    187,900   SH     SOLE            187,900
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO-NEW            COM            949746101     8,441    233,300   SH     SOLE            233,300
-----------------------------------------------------------------------------------------------------------------------------------
WILLIS LEASE FINANCE CORP       COM            970646105     3,283    356,848   SH     SOLE            356,848

